TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Schedule of Agreements with SunPower (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Related Party Transaction [Line Items]
Other receivables	$ 14,278	$ 19,394
Related party
Related Party Transaction [Line Items]
Accounts receivable	600	5,400
Related party | SunPower
Related Party Transaction [Line Items]
Accounts receivable	584	5,403
Other receivables	3,448	14,703
Other receivables, non-current	6,220	1,458
Accounts payable	1,798	1,910
Accrued liabilities	2,198	7,769
Related party | Charges from product collaboration agreement | SunPower
Related Party Transaction [Line Items]
Expenses	1,861	17,035	$ 32,887
Related party | Net (credit) charges from transition services agreement | SunPower
Related Party Transaction [Line Items]
Net (credit) charges from transition services agreement	$ 78	$ 3,019	$ (5,217)